Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Detailed Information on Loans and Borrowings

						Carrying value, including accrued interest
Description	Currency	Security	Maturity (Months)	Coupon rate	Principal to be repaid	December 31, 2025	December 31, 2024
Senior Notes	USD	Unsecured	49	6.50%	$400,000	$405,092	$404,152
Senior credit facility	USD	Secured	36	SOFR + 2.00% to 4.25%	155,000	154,706	134,212
Copper Prepayment Facility	USD	Secured	12	8.66%	36,508	39,087	46,530
Equipment finance loans	USD	Secured	3 - 42	6.16% - 8.35%	7,245	7,319	12,933
Equipment finance loans	EUR	Secured	2 - 6	5.25%	167	168	544
Equipment finance loans	BRL	Unsecured	5	16.63%	68	84	2,597
Bank loan	BRL	Unsecured	11	CDI + 0.50%	654	658	1,221
Total					$599,642	$607,114	$602,189

Current portion						$55,711	$45,893
Non-current portion						$551,403	$556,296
The movements in loans and borrowings are comprised of the following:

	Year ended December 31, 2025					Year ended December 31, 2024
	Senior Notes	Senior Credit Facility	Copper Prepayment Facility	Other	Consolidated	Consolidated
Balance, beginning of year	$404,152	$134,212	$46,530	$17,295	$602,189	$426,233
Proceeds from loans and borrowings		30,000	25,000	2,404	57,404	214,565
Principal payments	—	(10,000)	(32,937)	(11,803)	(54,740)	(39,950)
Interest payments	(26,000)	(11,596)	(4,128)	(1,012)	(42,736)	(32,166)
Interest costs, including interest capitalized	26,940	12,090	4,622	835	44,487	36,467
Deferred transaction costs	—	—	—	—	—	(2,143)
Foreign exchange	—	—	—	510	510	(817)
Balance, end of year	$405,092	$154,706	$39,087	$8,229	$607,114	$602,189